6. STOCKHOLDERS' DEFICIT (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Exercise Price	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants Exercisable	17,200,000	34,000,000	18,200,000
Weighted Average Remaining Contractual Life	1 year 10 months 24 days	1 year 8 months 12 days	2 years 1 month 6 days
Aggregate Intrinsic Value	$ 508,000	$ 842,000	$ 801,900